Note 12 - Employee Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note L - Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $288, $278, and $227 for 2015, 2014 and 2013.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 322,056 and 324,675 at December 31, 2015 and 2014.  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2015		2014	2013

Number of shares issued		----	14,618	28,634

Fair value of stock contributed	$	----	$351	$640

Cash contributed		674	300	73

Total expense		$674	$651	$713

Life insurance contracts with a cash surrender value of $26,367 and annuity assets of $1,985 at December 31, 2015 have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $6,033 and $5,806 at December 31, 2015 and 2014. Expenses related to the plans for each of the last three years amounted to $338, $604, and $787. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $3,062 at December 31, 2015 and $2,852 at December 31, 2014.

During the fourth quarter of 2015, the Company recorded $941 in proceeds expected to be received from the settlement of two BOLI policies. The triggering event occurred in December 2015, resulting in a $908 reduction to BOLI assets and a net gain of $33 that was recorded to income. The proceeds of $941 had not yet been collected by year-end 2015 and, therefore, were recorded as other assets at December 31, 2015.